Shareholder Report, Average Annual Return (Details) 196902_Panagram BBB-B CLO ETF_TF_TSR Annual {TF}	12 Months Ended	43 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Eldridge BBB-B CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eldridge BBB-B CLO ETF NAV
Average Annual Return, Percent	5.37%	10.17%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	3.03%
JP Morgan CLO High Quality Mezzanine Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CLO High Quality Mezzanine Index Total Return
Average Annual Return, Percent	6.49%	11.06%